Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party [Abstract]
RELATED PARTY

7. RELATED PARTY

On July 15, 2016, the Company issued a 7% promissory note to a significant shareholder in the principal amount of $100,000. The note had an initial one-year term. On April 9, 2019, the maturity date of the note was extended to June 30, 2019. On April 12, 2019, the Company entered into an exchange agreement with The Vantage Group Ltd. (“Vantage”), which held the note, pursuant to which Vantage exchanged a portion of this note, in the amount of $50,000, for 10,000 newly issued shares of common stock of the Company. The Company repaid the remaining balance of $50,000. Vantage is owned by Lyle Hauser, formerly the Company’s largest stockholder.

On January 14, 2019, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged an outstanding convertible promissory note of the Company in the aggregate amount of $70,382 (including accrued interest) held by Mr. Hauser for a new non-convertible promissory note of the Company in the principal amount of $70,382. On April 7, 2020, the maturity date of outstanding notes held by Lyle Hauser, consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $70,384, as amended by amendment No. 1 thereto, dated April 9, 2019, amendment No. 2 thereto, dated July 3, 2019, amendment No. 3 thereto, dated October 1, 2019, and amendment no. 4 thereto, dated January 17, 2020; and (ii) an original issue discount promissory note, dated on or about February 28, 2019, in the original principal amount of $110,000 (of which $100,000 had been repaid, leaving an outstanding balance of $10,000), as amended by amendment No. 1 thereto, dated April 9, 2019, amendment No. 2 thereto, dated July 3, 2019, amendment No. 3 thereto, dated October 1, 2019, and amendment No. 4 thereto, dated January 17, 2020, was extended to June 30, 2020. In consideration for the extension of the maturity date of the notes, the Company issued to the designee of Lyle Hauser 33,000 shares of common stock. From April 1, 2020 to September 30, 2020, the Company repaid $73,382 of the notes due to Lyle Hauser. As of September 30, 2020 and December 31, 2019, the note dated January 14, 2019 had a balance of $0 and accrued interest of $5,438. On July 27, 2020 the maturity date of the note dated January 14, 2019 was extended to September 30, 2020

On February 28, 2019, the Company issued a promissory note in the principal amount of $110,000 to Lyle Hauser with an original issue discount of $10,000, for a purchase price of $100,000. The note has a 0% interest rate until maturity and had an original maturity date of March 31, 2019, which was extended to June 30, 2020. Following the maturity date, the note would bear a 9% annual interest rate until paid in full. During the nine months ended September 30, 2020 the Company repaid a total of $110,000. As of September 30, 2020 and December 31, 2019, the note had a balance of $0 and $110,000, respectively.

During the three and nine months ended September 30, 2020 and 2019 the Company paid Dorr Asset Management consulting fees and expenses of $75,000, $218,367, $0, and $0, respectively. Dorr Asset Management is controlled by Brian and David Dorr, related parties to the Company.

8. RELATED PARTY

On July 15, 2016, the Company issued an unsecured 7% promissory note to a significant shareholder in the amount of $100,000. The note had an initial one-year term. On April 9, 2019, the maturity date of the note was extended to June 30, 2019. On April 12, 2019, the Company entered into an exchange agreement with Vantage, which held the note, pursuant to which Vantage exchanged a portion of this note, in the amount of $50,000, for 10,000 newly issued shares of common stock of the Company. The Company repaid the remaining balance of $50,000.

On January 14, 2019, the Company entered into an exchange agreement with Lyle Hauser. Pursuant to the exchange agreement, Mr. Hauser exchanged an outstanding convertible promissory note of the Company in the aggregate amount of $70,382 (including accrued interest) held by Mr. Hauser for a new non-convertible promissory note of the Company in the principal amount of $70,382. The new note had an original maturity date of March 31, 2019, which has been extended to June 30, 2020 (see Note 10), and bears interest at the rate of 7% per year, due upon maturity. Accrued interest at December 31, 2019 amounted to $4,927.

On January 14, 2019, the Company entered into an exchange agreement with Vantage. Pursuant to the exchange agreement, Vantage exchanged the remaining amount due on a convertible promissory note of the Company, equal to $17,780 (including accrued interest) held by Vantage for a new non-convertible promissory note of the Company in the principal amount of $17,780. The new note had an original maturity date of March 31, 2019, which has been extended to December 31, 2019, and bears interest at the rate of 7% per year, due upon maturity. Accrued interest at December 31, 2019 amounted to $1,245. The Company repaid note in full on November 19, 2019.

On February 28, 2019, the Company issued a promissory note in the principal amount of $110,000 to Lyle Hauser with an original issue discount of $10,000, for a purchase price of $100,000. The note has a 0% interest rate until maturity and had an original maturity date of March 31, 2019, which has been extended to June 30, 2020 (see Note 10). Following the maturity date, the note bears a 9% annual interest rate until paid in full. Accrued interest at December 31, 2019 amounted to $4,927.

On April 24, 2019, the Company entered into a subscription agreement with Advantage Life, pursuant to which Advantage Life purchased from the Company 200,000 shares of the Company’s common stock for an aggregate purchase price of $1,000,000. The closing of the sale of the shares under the subscription agreement occurred on April 30, 2019. Brian Dorr and David Dorr, the Company’s Chief Executive Officer and Chief Operating Officers, respectively, are the owners and managing directors of Dorr Asset Management SEZC, which is the investment advisor to Advantage Life.

On April 12, 2019, the Company entered into and closed a subscription agreement with Vantage pursuant to which the Company sold to Vantage 10,000 shares of common stock for a purchase price of $50,000.

During the year ended December 31, 2019 the Company paid Dorr Asset Management consulting fees and expenses of $107,306. Dorr Asset Management is controlled by Brian and David Dorr, related parties to the Company.